Summary of Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregation of Revenue

For the six months ended March 31, 2026 and 2025, the disaggregation of revenue by major revenue stream and time of the revenue recognition is as follows:

	For the six months ended March 31,
	2026	2025
Category of Revenue:
Tutorial service, logistic and education related services	$1,208,984	$971,304
E-commerce revenue and others	20,349,350	15,597,890
Total	$21,558,334	$16,569,194

	For the six months ended March 31,
	2026	2025
Timing of Revenue Recognition:
Revenue recognized over time	$1,782,305	$1,279,048
Revenue recognized at a point in time	19,776,029	15,290,146
Total	$21,558,334	$16,569,194

Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements in this report:

	For the six months ended March 31, 2026	For the six months ended March 31, 2025	September 30, 2025
Balance sheet items, except for equity accounts	$1=RMB6.8980	$1=RMB7.2567	$1=RMB7.1190
Items in the statements of operations and comprehensive loss and cash flows	$1=RMB7.0061	$1=RMB7.2308	$1=RMB7.2125